Preferred Stock (Details) $ / shares in Units, $ in Thousands					1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 05, 2018 USD ($) $ / shares shares	Nov. 02, 2018 USD ($)	Apr. 05, 2018 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	May 13, 2019 $ / shares shares
Class of Stock [Line Items]
Preferred stock, number of shares authorized	0									0		10,000,000	10,000,000
Preferred stock, par value per share | $ / shares	$ 0.001									$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	0									0		0
Preferred stock, shares outstanding	0									0		0	0
Preferred stock; par value of $0.001 per share, 10,000,000 and 0 shares authorized at June 30, 2019 and December 31, 2018. No shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively | $
Noncumulative dividends, annual rate										8.00%
Dividends declared | $ / shares										$ 0
Conversion ratio										0.1245
Minimum gross proceeds for mandatorily convertible preferred stock | $										$ 75,000
Proceeds from Issuance of Preferred Stock and Preference Stock | $			$ 15,000						$ 31,000	$ 122,223	$ 25,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, number of shares authorized	68,181,819									68,181,819	64,545,455	0
Preferred stock, par value per share | $ / shares	$ 0.001									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	68,181,819									68,181,819	40,000,000	0
Preferred stock, shares outstanding	68,181,819									68,181,819	40,000,000	0
Stock issued	68,181,819
Number of directors, stock holders are entitled to elect | item										5
Series A-1 Preferred Stock
Class of Stock [Line Items]
Stock issued								15,000,000
Share price (in dollars per share) | $ / shares								$ 1.00
Liquidation preference per share | $ / shares	$ 8.03									$ 8.03
Proceeds from Issuance of Preferred Stock and Preference Stock | $								$ 15,000
Series A-2 preferred stock
Class of Stock [Line Items]
Stock issued							25,000,000
Share price (in dollars per share) | $ / shares							$ 1.00
Proceeds from Issuance of Preferred Stock and Preference Stock | $							$ 25,000
Series A-3 preferred stock
Class of Stock [Line Items]
Stock issued				28,181,819		28,181,819
Share price (in dollars per share) | $ / shares				$ 1.10		$ 1.10
Liquidation preference per share | $ / shares	$ 8.84									$ 8.84
Proceeds from Issuance of Preferred Stock and Preference Stock | $				$ 31,000		$ 31,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, number of shares authorized	56,828,852									56,828,852	0	0
Preferred stock, par value per share | $ / shares	$ 0.001									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	56,828,851									56,828,851	0	0
Preferred stock, shares outstanding	56,828,851									56,828,851	0	0
Stock issued	56,828,851
Number of directors, stock holders are entitled to elect | item										2
Series B-1 preferred stock
Class of Stock [Line Items]
Stock issued		15,052,117			15,052,117
Share price (in dollars per share) | $ / shares		$ 1.59
Series B-2 preferred stock
Class of Stock [Line Items]
Stock issued		34,276,734			34,276,734
Share price (in dollars per share) | $ / shares		$ 1.59
Series B-1 and B-2 preferred stock
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares					$ 1.59
Liquidation preference per share | $ / shares	$ 12.77									$ 12.77
Proceeds from Issuance of Preferred Stock and Preference Stock | $					$ 78,400
Series B-3 preferred stock
Class of Stock [Line Items]
Stock issued		7,500,000			7,500,000
Share price (in dollars per share) | $ / shares		$ 2.00			$ 2.00
Preferred stock; par value of $0.001 per share, 10,000,000 and 0 shares authorized at June 30, 2019 and December 31, 2018. No shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively | $					$ 13,300
Premium over the fair value | $					1,700
Liquidation preference per share | $ / shares	$ 16.07									$ 16.07
Proceeds from Issuance of Preferred Stock and Preference Stock | $		$ 93,400			$ 15,000